TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                       500 East Broward Blvd., Suite 2100
                         Fort Lauderdale, Florida 33394
                                Tel: 954/527-7500

January 6, 2003

Filed Via EDGAR (CIK #0000350900)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Global Smaller Companies Fund, Inc.
             File Nos. 2-70889 and 811-3143

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 30, 2002.

Sincerely yours,

TEMPLETON GLOBAL SMALLER
  COMPANIES FUND, INC.

/s/ROBERT C. ROSSELOT


Robert C. Rosselot
Assistant Secretary